Aetna Life Insurance and Annuity Company

                           Variable Annuity Account C

   Variable Annuity Contracts for Tax-Deferred Annuity Plans (Section 403(b))
                 and Defined Contribution Plans (Section 401(a))

      Supplement dated February 9, 1998 to Prospectus dated May 1, 1997 and as supplemented on August 21, 1997


The information herein updates and amends the information contained in the Prospectus dated May 1, 1997 as supplemented on August 21, 1997 (the 'Prospectus') and should be read with that Prospectus.

[bullet]Charges and Deductions - Page 6

The first paragraph under "Mortality and Expense Risk Charge" is replaced by the following:

Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract. The mortality and expense risk charge may be reduced for a Contract Holder under various conditions as agreed to by us and the Contract Holder in writing. Whether such a reduction is available will be determined by the Company based upon consideration of some or all of the following factors:

[bullet] The size of the prospective group.

[bullet] The number of eligible participants and the program's participation rate.

[bullet] The projected annual Purchase Payments for the number of Participants estimated to choose the Contract.

[bullet] The frequency of projected distributions.

[bullet] The type and level of administrative and sales services to be provided.

[bullet] The Contract Holder's support and involvement in the communication, enrollment, and Participant education.

[bullet] The frequency, consistency and method of submitting Purchase Payments.

[bullet] The retirement program design. For example, the program may favor the stability of invested assets and limit the conditions for withdrawals, loans and investment options which in turn will lower administrative expenses.

[bullet] The type and level of other factors that affect the overall administrative expense.

Prospective purchasers eligible for a reduction in the mortality and expense risk charge will be notified of their eligibility and the amount of the charge applicable to their Contract prior to the Company's acceptance of an application for the Contract. We may also make reductions, after the Contract has been issued, according to the Company's rules in effect at the time there is a material change in any of the above factors. We will notify the Contract Holder of any reduction prior to it occurring. Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person.

[bullet]Charges and Deductions - Maintenance Fee - Page 6

The last paragraph under "Reduction or Elimination of the Maintenance Fee", which begins on page 6, is replaced with the following:

Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We may also make reductions, after the Contract has been issued, according to the Company's rules in effect at the time there is a material change in any of the above factors. We will notify the Contract Holder of any reduction prior to it occurring. We reserve the right to change these rules from time to time.

[bullet]Condensed Financial Information - Page AUV History - 1 through
        AUV History 4

The following three tables supplement the Condensed Financial Information Table found on pages AUV History 1-4 in the prospectus. Each table shows unaudited data derived from the financial statements of the Separate Account for the nine month period ended September 30,1997. The data in each table is based on a different level of total Separate Account charges as indicated:

                    CONDENSED FINANCIAL INFORMATION
 (Selected data for accumulation units outstanding throughout each period)
================================================================================

                                Table I

     (For Contracts with total Separate Account charges of 1.25%)

The condensed financial information presented below for the period ended September 30, 1997 (unaudited) is supplemental to the Condensed Financial Information for the ten-year period ended December 31, 1996 (audited) in the Prospectus.

                                                              Period ended
                                                            September 30, 1997
                                                               (Unaudited)

AETNA VARIABLE FUND
Value at beginning of period                                      $17.302
Value at end of period                                            $22.644
Increase (decrease) in value of accumulation unit(1)                30.87%
Number of accumulation units outstanding at end of period   176,229,616.3

AETNA INCOME SHARES
Value at beginning of period                                      $12.377
Value at end of period                                            $13.050
Increase (decrease) in value of accumulation unit(1)                 5.44%
Number of accumulation units outstanding at end of period    17,311,240.8

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                      $11.473
Value at end of period                                            $11.826
Increase (decrease) in value of accumulation unit(1)                 3.08%
Number of accumulation units outstanding at end of period    12,215,448.7

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                      $15.551
Value at end of period                                            $18.496
Increase (decrease) in value of accumulation unit(1)                18.94%
Number of accumulation units outstanding at end of period    34,235,851.8

AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                      $13.025
Value at end of period                                            $15.621
Increase (decrease) in value of accumulation unit(1)                19.93%
Number of accumulation units outstanding at end of period     3,076,293.2

AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                      $12.450
Value at end of period                                            $14.554
Increase (decrease) in value of accumulation unit(1)                16.90%
Number of accumulation units outstanding at end of period     2,164,194.8

AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                      $11.930
Value at end of period                                            $13.469
Increase (decrease) in value of accumulation unit(1)                12.89%
Number of accumulation units outstanding at end of period     1,218,437.4

AETNA VARIABLE CAPITAL  APPRECIATION PORTFOLIO(3)
Value at beginning of period                                      $12.913
Value at end of period                                            $13.377
Increase (decrease) in value of accumulation unit(1)                 3.59%
Number of accumulation units outstanding at end of period           489.1

================================================================================
                                                                Period Ended
                                                             September 30, 1997
                                                                (Unaudited)
AETNA VARIABLE GROWTH PORTFOLIO(4)
Value at beginning of period                                       $11.635
Value at end of period                                             $13.845
Increase (decrease) in value of accumulation unit(1)                 18.99%
Number of accumulation units outstanding at end of period             16.2

AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                       $10.924
Value at end of period                                             $14.100
Increase (decrease) in value of accumulation unit(1)                 29.08%
Number of accumulation units outstanding at end of period      3,863,969.9

AETNA VARIABLE SMALL COMPANY PORTFOLIO(5)
Value at beginning of period                                       $12.299
Value at end of period                                             $14.081
Increase (decrease) in value of accumulation unit(1)                 14.49%
Number of accumulation units outstanding at end of period            160.7

ALGER AMERICAN GROWTH PORTFOLIO(2)
Value at beginning of period                                       $11.370
Value at end of period                                             $14.668
Increase (decrease) in value of accumulation unit(1)                 29.01%
Number of accumulation units outstanding at end of period      8,052,764.6

ALGER AMERICAN SMALL CAP PORTFOLIO(2)
Value at beginning of period                                       $13.838
Value at end of period                                             $16.286
Increase (decrease) in value of accumulation unit(1)                 17.70%
Number of accumulation units outstanding at end of period     16,557,231.9

AMERICAN CENTURY VP CAPITAL APPRECIATION(2)*
Value at beginning of period                                       $14.395
Value at end of period                                             $15.849
Increase (decrease) in value of accumulation unit(1)                 10.10%
Number of accumulation units outstanding at end of period     11,870,358.8

CALVERT SOCIAL BALANCED PORTFOLIO**
Value at beginning of period                                       $15.044
Value at end of period                                             $17.769
Increase (decrease) in value of accumulation unit(1)                 18.11%
Number of accumulation units outstanding at end of period      1,446,488.2

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                       $12.455
Value at end of period                                             $15.518
Increase (decrease) in value of accumulation unit(1)                 24.59%
Number of accumulation units outstanding at end of period     10,271,212.2

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $12.518
Value at end of period                                             $15.573
Increase (decrease) in value of accumulation unit(1)                 24.41%
Number of accumulation units outstanding at end of period      6,599,576.9

FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $11.402
Value at end of period                                             $14.061
Increase (decrease) in value of accumulation unit(1)                 23.32%
Number of accumulation units outstanding at end of period      6,082,316.8

FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $11.137
Value at end of period                                             $13.186
Increase (decrease) in value of accumulation unit(1)                 18.40%
Number of accumulation units outstanding at end of period        715,460.3

FRANKLIN GOVERNMENT SECURITIES TRUST(2)
Value at beginning of period                                       $12.088
Value at end of period                                             $12.826
Increase (decrease) in value of accumulation unit(1)                  6.11%
Number of accumulation units outstanding at end of period        802,112.3

================================================================================
                                                                 Period Ended
                                                              September 30, 1997
                                                                 (Unaudited)

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                        $14.202
Value at end of period                                              $15.566
Increase (decrease) in value of accumulation unit(1)                   9.61%
Number of accumulation units outstanding at end of period       9,114,364.7

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                        $12.449
Value at end of period                                              $14.725
Increase (decrease) in value of accumulation unit(1)                  18.28%
Number of accumulation units outstanding at end of period       1,720,444.0

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                        $13.022
Value at end of period                                              $13.976
Increase (decrease) in value of accumulation unit(1)                   7.32%
Number of accumulation units outstanding at end of period         804,369.4

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                        $12.716
Value at end of period                                              $15.629
Increase (decrease) in value of accumulation unit(1)                  22.91%
Number of accumulation units outstanding at end of period       2,859,604.1

JANUS ASPEN SHORT-TERM BOND PORTFOLIO(2)
Value at beginning of period                                        $10.600
Value at end of period                                              $11.032
Increase (decrease) in value of accumulation unit(1)                   4.08%
Number of accumulation units outstanding at end of period         105,021.0

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                        $13.860
Value at end of period                                              $17.395
Increase (decrease) in value of accumulation unit(1)                  25.51%
Number of accumulation units outstanding at end of period      16,418,633.6

LEXINGTON NATURAL RESOURCES TRUST***
Value at beginning of period                                        $14.686
Value at end of period                                              $17.973
Increase (decrease) in value of accumulation unit(1)                  22.38%
Number of accumulation units outstanding at end of period       1,830,284.1

NEUBERGER & BERMAN GROWTH PORTFOLIO(2)
Value at beginning of period                                        $15.461
Value at end of period                                              $20.200
Increase (decrease) in value of accumulation unit(1)                  30.65%
Number of accumulation units outstanding at end of period       2,901,208.0

SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES(2)
Value at beginning of period                                        $15.781
Value at end of period                                              $18.079
Increase (decrease) in value of accumulation unit(1)                  14.56%
Number of accumulation units outstanding at end of period       6,514,240.6

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or shorter period if indicated, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) These Funds were replaced effective November 28,1997 as described in prospectus supplement dated August 21,1997.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during August 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(4) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during June 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(5) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during July 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

*  Formerly TCI Portfolios, Inc.--TCI Growth.

** Formerly Calvert Responsibly Invested Balanced Portfolio.

***This Fund will be removed from the list of Funds after all participants have directed money allocated to this Subaccount to other available options

                    CONDENSED FINANCIAL INFORMATION
================================================================================
                               Table II

(For Contracts with total Separate Account charges of 1.50%, including a 0.25% administrative expense charge beginning April 7, 1997)

The condensed financial information presented below for the period ending September 30, 1997 (unaudited) is supplemental to the Condensed Financial Information for the ten-year period ended December 31, 1996 (audited) in the Prospectus.

                                                              Period ended
                                                           September 30, 1997
                                                              (Unaudited)

AETNA VARIABLE FUND
Value at beginning of period                                     $17.861
Value at end of period                                           $22.617
Increase (decrease) in value of accumulation unit(1)               26.63%(3)
Number of accumulation units outstanding at end of period    1,690,604.1

AETNA INCOME SHARES
Value at beginning of period                                     $12.302
Value at end of period                                           $13.035
Increase (decrease) in value of accumulation unit(1)                5.96%(3)
Number of accumulation units outstanding at end of period      209,867.7

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                     $11.592
Value at end of period                                           $11.812
Increase (decrease) in value of accumulation unit(1)                1.90%(3)
Number of accumulation units outstanding at end of period      170,630.1

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                     $15.674
Value at end of period                                           $18.474
Increase (decrease) in value of accumulation unit(1)               17.86%(3)
Number of accumulation units outstanding at end of period      494,075.9

AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                     $13.020
Value at end of period                                           $15.603
Increase (decrease) in value of accumulation unit(1)               19.84%(3)
Number of accumulation units outstanding at end of period       24,326.4

AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                     $12.449
Value at end of period                                           $14.537
Increase (decrease) in value of accumulation unit(1)               16.77%(3)
Number of accumulation units outstanding at end of period       28,712.4

AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                     $11.873
Value at end of period                                           $13.453
Increase (decrease) in value of accumulation unit(1)               13.31%(3)
Number of accumulation units outstanding at end of period       14,692.8

AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                     $11.345
Value at end of period                                           $14.084
Increase (decrease) in value of accumulation unit(1)               24.14%(3)
Number of accumulation units outstanding at end of period       21,737.0

================================================================================
                                                                Period Ended
                                                             September 30, 1997
                                                                (Unaudited)

ALGER AMERICAN GROWTH PORTFOLIO(2)
Value at beginning of period                                       $11.648
Value at end of period                                             $14.650
Increase (decrease) in value of accumulation unit(1)                 25.77%(3)
Number of accumulation units outstanding at end of period         76,881.5

ALGER AMERICAN SMALL CAP PORTFOLIO(2)
Value at beginning of period                                       $12.621
Value at end of period                                             $16.267
Increase (decrease) in value of accumulation unit(1)                 28.89%(3)
Number of accumulation units outstanding at end of period        115,240.5

AMERICAN CENTURY VP CAPITAL APPRECIATION(2)*
Value at beginning of period                                       $12.646
Value at end of period                                             $15.830
Increase (decrease) in value of accumulation unit(1)                 25.18%(3)
Number of accumulation units outstanding at end of period        146,028.4

CALVERT SOCIAL BALANCED PORTFOLIO**
Value at beginning of period                                       $14.934
Value at end of period                                             $17.748
Increase (decrease) in value of accumulation unit(1)                  18.84%(3)
Number of accumulation units outstanding at end of period         21,044.1

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                       $12.388
Value at end of period                                             $15.499
Increase (decrease) in value of accumulation unit(1)                 25.11%(3)
Number of accumulation units outstanding at end of period        155,500.0

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $12.711
Value at end of period                                             $15.555
Increase (decrease) in value of accumulation unit(1)                 22.37%(3)
Number of accumulation units outstanding at end of period        119,864.4

FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $11.373
Value at end of period                                             $14.044
Increase (decrease) in value of accumulation unit(1)                 23.49%(3)
Number of accumulation units outstanding at end of period         94,675.7

FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $11.253
Value at end of period                                             $13.170
Increase (decrease) in value of accumulation unit(1)                 17.04%(3)
Number of accumulation units outstanding at end of period          7,727.2

FRANKLIN GOVERNMENT SECURITIES TRUST(2)
Value at beginning of period                                       $12.112
Value at end of period                                             $12.811
Increase (decrease) in value of accumulation unit(1)                  5.77%(3)
Number of accumulation units outstanding at end of period          9,655.0

================================================================================
                                                               Period Ended
                                                            September 30, 1997
                                                               (Unaudited)

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $12.594
Value at end of period                                            $15.547
Increase (decrease) in value of accumulation unit(1)                23.45%(3)
Number of accumulation units outstanding at end of period        75,489.5

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $12.760
Value at end of period                                            $14.707
Increase (decrease) in value of accumulation unit(1)                15.26%(3)
Number of accumulation units outstanding at end of period        18,986.1

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $13.025
Value at end of period                                            $13.959
Increase (decrease) in value of accumulation unit(1)                 7.17%(3)
Number of accumulation units outstanding at end of period        12,816.5

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $12.975
Value at end of period                                            $15.611
Increase (decrease) in value of accumulation unit(1)                20.32%(3)
Number of accumulation units outstanding at end of period        51,538.3

JANUS ASPEN SHORT-TERM BOND PORTFOLIO(2)
Value at beginning of period                                      $10.691
Value at end of period                                            $11.019
Increase (decrease) in value of accumulation unit(1)                 3.07%(3)
Number of accumulation units outstanding at end of period         1,797.2

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $14.439
Value at end of period                                            $17.374
Increase (decrease) in value of accumulation unit(1)                20.33%(3)
Number of accumulation units outstanding at end of period       157,920.3

LEXINGTON NATURAL RESOURCES TRUST***
Value at beginning of period                                      $13.756
Value at end of period                                            $17.952
Increase (decrease) in value of accumulation unit(1)                30.50%(3)
Number of accumulation units outstanding at end of period        23,581.4

NEUBERGER & BERMAN GROWTH PORTFOLIO(2)
Value at beginning of period                                      $16.162
Value at end of period                                            $20.175
Increase (decrease) in value of accumulation unit(1)                24.83%(3)
Number of accumulation units outstanding at end of period        21,254.7

SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES(2)
Value at beginning of period                                      $15.781
Value at end of period                                            $18.058
Increase (decrease) in value of accumulation unit(1)                14.43%(3)
Number of accumulation units outstanding at end of period        44,160.4

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or shorter period if indicated, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) These Funds were replaced effective November 28,1997 as described in prospectus supplement dated August 21,1997.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during April 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

*  Formerly TCI Portfolios, Inc.--TCI Growth.

** Formerly Calvert Responsibly Invested Balanced Portfolio.

***This Fund will be removed from the list of Funds after all participants have directed money allocated to this Subaccount to other available options

                    CONDENSED FINANCIAL INFORMATION
================================================================================
                               Table III

        (For Contracts that contain contractual limits on fees)

The condensed financial information presented below for the period ending September 30, 1997 (unaudited) is supplemental to the Condensed Financial Information found in the Prospectus for the ten-year period ended December 31, 1996 (audited). This information applies only to certain Contracts as described above.

                                                                 Period ended
                                                              September 30, 1997
                                                                (Unaudited)
AETNA VARIABLE FUND
Value at beginning of period                                       $19.673
Value at end of period                                             $22.662
Increase (decrease) in value of accumulation unit(1)                 15.19%(3)
Number of accumulation units outstanding at end of period      6,219,046.1

AETNA INCOME SHARES
Value at beginning of period                                       $12.629
Value at end of period                                             $13.056
Increase (decrease) in value of accumulation unit(1)                  3.38%(3)
Number of accumulation units outstanding at end of period        457,722.7

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                       $11.674
Value at end of period                                             $11.826
Increase (decrease) in value of accumulation unit(1)                  1.30%(3)
Number of accumulation units outstanding at end of period        617,770.0

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                       $16.739
Value at end of period                                             $18.511
Increase (decrease) in value of accumulation unit(1)                 10.59%(3)
Number of accumulation units outstanding at end of period        457,413.6

AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                       $13.971
Value at end of period                                             $15.639
Increase (decrease) in value of accumulation unit(1)                 11.94%(3)
Number of accumulation units outstanding at end of period         8,880.1

AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                       $13.199
Value at end of period                                             $14.570
Increase (decrease) in value of accumulation unit(1)                 10.39%(3)
Number of accumulation units outstanding at end of period         47,304.5

AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                       $12.496
Value at end of period                                             $13.484
Increase (decrease) in value of accumulation unit(1)                  7.91%(3)
Number of accumulation units outstanding at end of period         15,768.9

AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                       $12.748
Value at end of period                                             $14.105
Increase (decrease) in value of accumulation unit(1)                 10.64%(3)
Number of accumulation units outstanding at end of period         11,001.5

================================================================================
                                                                Period Ended
                                                             September 30, 1997
                                                                (Unaudited)

ALGER AMERICAN GROWTH PORTFOLIO(2)
Value at beginning of period                                       $12.631
Value at end of period                                             $14.668
Increase (decrease) in value of accumulation unit(1)                 16.13%(3)
Number of accumulation units outstanding at end of period         21,825.3

ALGER AMERICAN SMALL CAP PORTFOLIO(2)
Value at beginning of period                                       $13.334
Value at end of period                                             $16.286
Increase (decrease) in value of accumulation unit(1)                 22.14%(3)
Number of accumulation units outstanding at end of period         50,772.1

AMERICAN CENTURY VP CAPITAL APPRECIATION(2)*
Value at beginning of period                                       $13.551
Value at end of period                                             $15.849
Increase (decrease) in value of accumulation unit(1)                16.96%(3)
Number of accumulation units outstanding at end of period        58,116.9

CALVERT SOCIAL BALANCED PORTFOLIO**
Value at beginning of period                                       $19.178
Value at end of period                                             $17.769
Increase (decrease) in value of accumulation unit(1)                (7.35%)(3)
Number of accumulation units outstanding at end of period          3,568.6

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                       $13.443
Value at end of period                                             $15.518
Increase (decrease) in value of accumulation unit(1)                 15.44%(3)
Number of accumulation units outstanding at end of period         28,126.5

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $14.065
Value at end of period                                             $15.573
Increase (decrease) in value of accumulation unit(1)                  10.72%(3)
Number of accumulation units outstanding at end of period          47,051.9

FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $12.498
Value at end of period                                             $14.061
Increase (decrease) in value of accumulation unit(1)                 12.51%(3)
Number of accumulation units outstanding at end of period         30,818.8

FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $12.518
Value at end of period                                             $13.186
Increase (decrease) in value of accumulation unit(1)                  5.34%(3)
Number of accumulation units outstanding at end of period          1,611.0

FRANKLIN GOVERNMENT SECURITIES TRUST(2)
Value at beginning of period                                       $12.462
Value at end of period                                             $12.826
Increase (decrease) in value of accumulation unit(1)                  2.92%(3)
Number of accumulation units outstanding at end of period         18,823.4

================================================================================
                                                               Period Ended
                                                            September 30, 1997
                                                               (Unaudited)

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $14.156
Value at end of period                                            $15.566
Increase (decrease) in value of accumulation unit(1)                 9.96%(3)
Number of accumulation units outstanding at end of period        26,563.6

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $13.573
Value at end of period                                            $14.725
Increase (decrease) in value of accumulation unit(1)                 8.49%(3)
Number of accumulation units outstanding at end of period         6,324.2

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $13.448
Value at end of period                                            $13.976
Increase (decrease) in value of accumulation unit(1)                 3.93%(3)
Number of accumulation units outstanding at end of period          301.9

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $13.985
Value at end of period                                            $15.629
Increase (decrease) in value of accumulation unit(1)                11.76%(3)
Number of accumulation units outstanding at end of period         6,132.4

JANUS ASPEN SHORT-TERM BOND PORTFOLIO(2)
Value at beginning of period                                      $10.850
Value at end of period                                            $11.032
Increase (decrease) in value of accumulation unit(1)                 1.68%(3)
Number of accumulation units outstanding at end of period          387.4

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $15.828
Value at end of period                                            $17.395
Increase (decrease) in value of accumulation unit(1)                 9.90%(3)
Number of accumulation units outstanding at end of period        59,317.0

LEXINGTON NATURAL RESOURCES TRUST***
Value at beginning of period                                      $15.221
Value at end of period                                            $17.973
Increase (decrease) in value of accumulation unit(1)                18.08%(3)
Number of accumulation units outstanding at end of period        11,124.9

NEUBERGER & BERMAN GROWTH PORTFOLIO(2)
Value at beginning of period                                      $17.467
Value at end of period                                            $20.200
Increase (decrease) in value of accumulation unit(1)                15.65%(3)
Number of accumulation units outstanding at end of period         6,676.9

SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES(2)
Value at beginning of period                                      $17.350
Value at end of period                                            $18.079
Increase (decrease) in value of accumulation unit(1)                 4.20%(3)
Number of accumulation units outstanding at end of period        10,477.1

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or shorter period if indicated, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) These Funds were replaced effective November 28,1997 as described in prospectus supplement dated August 21,1997.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during June 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

*  Formerly TCI Portfolios, Inc.--TCI Growth.

** Formerly Calvert Responsibly Invested Balanced Portfolio.

***This Fund will be removed from the list of Funds after all participants have directed money allocated to this Subaccount to other available options.

The following information is added as its own subsection to the end of section entitled `Miscellaneous' on page 18 of the prospectus:

Year 2000

Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory, (ii) assessment,
(iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Account, including those relating to the Company, and Aeltus Investment Management, Inc., the subadviser to most Aetna affiliated mutual funds. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.